OTHER INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Schedule of components of other income (expense)
The components of other income (expense) for the years ended December 31 were as follows:

	2015	2014	2013
Interest income	$269	$1,009	$237
Interest expense	(154)	(134)	(345)
Other	—	(21)	10
	$115	$854	$(98)